Restructuring And Asset Impairment Charges (Tables)	12 Months Ended
Dec. 27, 2014
Restructuring Costs and Asset Impairment Charges [Abstract]
Restructuring and Related Costs [Table Text Block]
Restructuring and asset impairment charges for each period were as follows:

(In Millions)	2014	2013	2012
Employee severance and benefit arrangements	$265	$201	$—
Asset impairments and other restructuring charges	30	39	—
Total restructuring and asset impairment charges	$295	$240	$—

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
Restructuring and asset impairment activity for each period was as follows:

(In Millions)	Employee Severance and Benefits	Asset Impairments and Other	Total
Accrued restructuring balance as of December 29, 2012	$—	$—	$—
Additional accruals	195	39	234
Adjustments	6	—	6
Cash payments	(18)	—	(18)
Non-cash settlements	—	(39)	(39)
Accrued restructuring balance as of December 28, 2013	183	—	183
Additional accruals	252	31	283
Adjustments	13	(1)	12
Cash payments	(327)	(6)	(333)
Non-cash settlements	—	(13)	(13)
Accrued restructuring balance as of December 27, 2014	$121	$11	$132